Financial Debt (Details) - Financial assets - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial debt
Recoverable cash advances - Non-current	€ 8,126	€ 7,656
Recoverable cash advances - Current	305	471
Total Recoverable cash advances	8,431	8,127
Other loan - Non-current	62	146
Other loan - Current	84	83
Total other loans	146	229
Non-current	8,189	7,802
Current	388	554
Total Financial Debt	€ 8,577	€ 8,356